ASSETS HELD FOR SALE - Additional Information (Details) £ in Millions, $ in Millions		1 Months Ended					3 Months Ended			12 Months Ended
	Dec. 31, 2017 property asset	Dec. 31, 2017 USD ($) property	Dec. 31, 2017 GBP (£) property	Jul. 31, 2017 USD ($)	Jul. 31, 2017 GBP (£)	May 31, 2017 USD ($)	Sep. 30, 2017 asset	Jun. 30, 2017 USD ($) asset	Mar. 31, 2017 USD ($) asset	Dec. 31, 2017 USD ($) property	Dec. 31, 2016 USD ($) property	Dec. 31, 2015 USD ($)
Disclosure of financial assets [line items]
Proceeds from sale of equity accounted investments and participating loan interests | $										$ 1,006	$ 1,092	$ 1,656
Multifamily
Disclosure of financial assets [line items]
Proceeds from sales of investment property | $									$ 73	$ 55
Opportunistic
Disclosure of financial assets [line items]
Real estate properties reclassified as held for sale | asset	13						6	9	9
Core Office
Disclosure of financial assets [line items]
Proceeds from sales of investment property				$ 152	£ 116
France | Industrial
Disclosure of financial assets [line items]
Number of real estate properties | property	1	1	1							1
United States | Triple Net Lease
Disclosure of financial assets [line items]
Number of real estate properties | property	3	3	3							3
Europe | Opportunistic
Disclosure of financial assets [line items]
Proceeds from sales of investment property		$ 1,900	£ 1,600
Held for sale | France | Industrial
Disclosure of financial assets [line items]
Number of real estate properties | property											2
Held for sale | United States | Triple Net Lease
Disclosure of financial assets [line items]
Number of real estate properties | property											7
245 Park Avenue, New York
Disclosure of financial assets [line items]
Proceeds from sale of equity accounted investments and participating loan interests | $								$ 680
245 Park Avenue, New York | Core Office
Disclosure of financial assets [line items]
Proceeds from sale of equity accounted investments and participating loan interests | $						$ 680
Bay Adelaide Centre West And East Towers | Core Office
Disclosure of financial assets [line items]
Percent of ownership percentage classified as held for sale	50.00%	50.00%	50.00%							50.00%